UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 178,000	$ (127,000)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	356,000	325,000
Amortization of intangible assets	52,000	52,000
Share-based compensation	53,000	0
Interest and income taxes paid	(18,000)	(22,000)
Finance expenses, net	28,000	28,000
Amortization of deferred income from government grants	(8,000)	(9,000)
Deferred income taxes	19,000	15,000
Gain on disposal of property, plant and equipment	(5,000)	(4,000)
Other operating activities	1,000	(15,000)
Change in assets and liabilities:
Receivables, prepayments, other assets and other noncurrent assets	16,000	(27,000)
Inventories	(64,000)	(31,000)
Trade and other payables	237,000	(37,000)
Net cash provided by operating activities	845,000	148,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(612,000)	(260,000)
Purchases of intangible assets	(31,000)	(42,000)
Advances and proceeds from sale of property, plant and equipment and intangible assets	9,000	46,000
Other investing activities	(5,000)	(1,000)
Net cash used in investing activities	(639,000)	(257,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of shareholder loan	0	(126,000)
Net proceeds from borrowings	214,000	117,000
Repayments of debt and finance lease obligations	(107,000)	(192,000)
Other financing activities	11,000	39,000
Net cash (used in) provided by financing activities	118,000	(162,000)
Effect of exchange rate changes on cash and cash equivalents	1,000	(2,000)
Net (decrease) increase in cash and cash equivalents	325,000	(273,000)
Cash and cash equivalents at the beginning of the period	2,939,000	908,000
Cash and cash equivalents at the end of the period	3,264,000	635,000
Noncash investing and financing activities:
Amounts payable for property, plant and equipment	519,000	277,000
Property, plant and equipment acquired through lease	60,000	47,000
Amounts payable for intangible assets	$ 114,000	$ 136,000